Estimated unrecognized deferred compensation (Details 2) SFr in Millions	12 Months Ended
Dec. 31, 2020 CHF (SFr)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 1,035
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 2 months 12 days
Deferred cash awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 201
Retention Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	40
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	151
Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	194
Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	449
Bank
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 997
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 2 months 12 days
Bank | Deferred cash awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 192
Bank | Retention Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	40
Bank | Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	145
Bank | Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	185
Bank | Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 435